8 Related parties (Details Narrative) - Lease Agreements [Member] - BRL (R$) R$ in Thousands						12 Months Ended
	Oct. 30, 2019	Feb. 09, 2019	Sep. 06, 2018	Apr. 25, 2018	Jun. 21, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RVL Esteves Gestao Imobiliaria S.A. [member]
Disclosure of transactions between related parties [line items]
Lease term		5 years
Renewal term		5 years
Lease expenses						R$ 11,288	R$ 10,417	R$ 9,655
IESVAP Patrimonial Ltda. [member]
Disclosure of transactions between related parties [line items]
Lease term				20 years
Renewal term				20 years
Percentage of revenue				7.50%
Description of lease term				The lease agreement is for an amount equal to 7.5% of the monthly net revenue of IESVAP during 2018.
Lease expenses						R$ 3,470	2,609	1,274
UNIVACO Patrimonial Ltda. [member]
Disclosure of transactions between related parties [line items]
Lease term						20 years
Renewal term						20 years
Lease expenses						R$ 2,915	R$ 2,816	R$ 2,625
Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] | RVL Esteves Gestao Imobiliaria S.A. [member]
Disclosure of transactions between related parties [line items]
Lease term	5 years
Renewal term	5 years
Percentage of revenue	6.50%
Description of lease term	(i) up to June 2020, R$12 and (ii) after June 2020 and until October 2024, 6.5% of the monthly net revenue of IPTAN
Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member] | RVL Esteves Gestao Imobiliaria S.A. [member]
Disclosure of transactions between related parties [line items]
Lease term			20 years		20 years
Renewal term			20 years		20 years
Percentage of revenue			7.50%